INCOME TAXES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Federal:
Current	$ 0	$ 0
Deferred	0	0
State
Current	(6,099)	(2,849)
Deferred		0
Sale of New Jersey Net Operating Losses	359,817	486,801
Net Credit for Income Taxes	$ (353,718)	$ (483,952)